                                                              DECEMBER 7, 2001
                           SUPPLEMENT TO THE TRAVELERS CORPORATE VARIABLE LIFE
                                2000 AND THE TRAVELERS CORPORATE VARIABLE LIFE
                                  PROSPECTUSES DATED MAY 1, 2001 AS PREVIOUSLY
                                            SUPPLEMENTED ON SEPTEMBER 24, 2001



The following Investment Options are added to the "Summary of Features" subsection of the "Prospectus Summary" section:

INTERNATIONAL
American Global Growth Fund - Class 2

LARGE CAP
American Growth Fund - Class 2

BALANCED
American Growth-Income Fund - Class 2

The following information supplements the Underlying Fund Expenses table in the Prospectus Summary section:


---------------------------------------------------------------------------------------------------
                                                                                       TOTAL
                                                                       OTHER           OPERATING
                                             MANAGEMENT FEE            EXPENSES        EXPENSE
                                             (AFTER                    (AFTER          (AFTER
FUNDING OPTION                               REIMBURSEMENT)  12b-FEES  REIMBURSEMENT)  REIMBURSEMENT)
---------------------------------------------------------------------------------------------------
AMERICAN VARIABLE INSURANCE SERIES
---------------------------------------------------------------------------------------------------
   Global Growth Fund - Class 2                  0.66%       0.25%       0.04%          0.95%
---------------------------------------------------------------------------------------------------
   Growth Fund - Class 2                         0.36%       0.25%       0.02%          0.63%
---------------------------------------------------------------------------------------------------
   Growth-Income Fund - Class 2                  0.34%       0.25%       0.01%          0.60%
---------------------------------------------------------------------------------------------------

The following information supplements the information in the Investment Options Table:

-----------------------------------------------------------------------------------------------------
                                                                           INVESTMENT ADVISER/
      INVESTMENT OPTION                  INVESTMENT OBJECTIVE                  SUBADVISER
-----------------------------------------------------------------------------------------------------
AMERICAN VARIABLE
INSURANCE SERIES
-----------------------------------------------------------------------------------------------------
 Global Growth Fund - Class 2  Seeks capital appreciation by investing
                               primarily in common stock of companies    Capital Research and
                               located around the world.                 Management Company
-----------------------------------------------------------------------------------------------------
 Growth Fund - Class 2         Seeks capital appreciation by investing
                               primarily in common stocks of companies
                               that appear to offer superior             Capital Research and
                               opportunities for growth of capital.      Management Company
-----------------------------------------------------------------------------------------------------
 Growth-Income Fund - Class 2  Seeks capital appreciation and income by investing primarily in common stocks or
                               other securities which demonstrate the
                               potential for appreciation and/or         Capital Research and
                               dividends.                                Management Company
-----------------------------------------------------------------------------------------------------

The following replaces the "Distribution" subsection of the "Other Matters" section of the prospectus:


DISTRIBUTION

The Company intends to sell the Policies in all jurisdictions where it is licensed to do business and where the Policy is approved. Any sales representatives or employee associated with a broker-dealer who sells the Contracts will be qualified to sell variable life insurance under the applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Policy is offered through both affiliated and non-affiliated broker-dealers.

The principal underwriter of the Policies is Travelers Distribution LLC, One Tower Square, Hartford, Connecticut 06183, an affiliated broker-dealer.

The maximum commission payable by the Company for distribution to the broker-dealer will not exceed 40% of the premium paid in the first Contract Year, 15% of the premium paid in Contract Years 2-4, 5% of the premiums paid in years 5+ plus .50% of assets in all Contract Years. From time to time, the Company may pay or permit other promotional incentives in cash, credit or other compensation

The following information supplements the information in the Average Annual Returns table in the Appendix on page A-2:

                   AVERAGE ANNUAL RETURNS THORUGH 12/31/00
           TRAVELERS CORPORATE VARIABLE LIFE 2000 FUND PERFORMANCE

----------------------------------------------------------------------------------------------------------
                                                       AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------------
INVESTMENT OPTION           INCEPTION    MO      QTR     YTD    1 YR    3 YR    5 YR    10YR    SINCE
                            DATE                                                                INCEPTION
----------------------------------------------------------------------------------------------------------
American Global Growth      04/30/97
Fund - Class 2
----------------------------------------------------------------------------------------------------------
American Growth Fund -
Class 2                     02/08/84
----------------------------------------------------------------------------------------------------------
American Growth-Income
Fund - Class 2              02/28/85
----------------------------------------------------------------------------------------------------------

The following chart replaces Appendix C:

                                          APPENDIX C

 ATTAINED                                          ATTAINED
    AGE        MALE     FEMALE     UNISEX             AGE       MALE      FEMALE    UNISEX
    ---        ----     ------     ------             ---       ----      ------    ------
    20        633.148%  730.543%   634.789%           60       186.595%   207.782%  186.595%
    21        614.665%  707.139%   615.972%           61       182.029%   202.001%  182.029%
    22        596.465%  684.397%   597.462%           62       177.668%   196.446%  177.668%
    23        578.511%  662.302%   579.271%           63       173.510%   191.127%  173.510%
    24        560.815%  640.866%   561.385%           64       169.549%   186.043%  169.549%
    25        543.379%  620.044%   543.817%           65       165.775%   181.178%  165.775%
    26        526.258%  599.844%   526.599%           66       162.175%   176.510%  162.175%
    27        509.509%  580.274%   509.764%           67       158.734%   172.015%  158.734%
    28        493.139%  561.313%   493.350%           68       155.443%   167.672%  155.443%
    29        477.198%  542.942%   477.376%           69       152.296%   163.479%  152.296%
    30        461.701%  525.158%   461.849%           70       149.296%   159.441%  149.296%
    31        446.663%  507.942%   446.789%           71       146.446%   155.571%  146.446%
    32        432.102%  491.271%   432.211%           72       143.754%   151.890%  143.754%
    33        418.008%  475.156%   418.109%           73       141.225%   148.407%  141.225%
    34        404.389%  459.577%   404.476%           74       138.855%   145.126%  138.855%
    35        391.242%  444.539%   391.321%           75       142.252%   142.252%  142.252%
    36        378.572%  430.055%   378.642%           76       140.077%   140.077%  140.077%
    37        366.371%  416.121%   366.432%           77       138.021%   138.021%  138.021%
    38        354.629%  402.741%   354.688%           78       136.067%   136.067%  136.067%
    39        343.340%  389.900%   343.405%           79       134.206%   134.206%  134.206%
    40        332.495%  377.582%   332.568%           80       132.698%   132.698%  132.698%
    41        322.076%  365.761%   322.159%           81       131.020%   131.020%  131.020%
    42        312.066%  354.409%   312.161%           82       129.445%   129.445%  129.445%
    43        302.451%  343.485%   302.549%           83       127.981%   127.981%  127.981%
    44        293.213%  332.973%   293.311%           84       126.623%   126.623%  126.623%
    45        284.333%  322.845%   284.431%           85       120.411%   120.411%  120.411%
    46        275.796%  313.076%   275.889%           86       119.280%   119.280%  119.280%
    47        267.583%  303.657%   267.670%           87       118.211%   118.211%  118.211%
    48        259.681%  294.578%   259.759%           88       117.185%   117.185%  117.185%
    49        252.082%  285.825%   252.148%           89       116.182%   116.182%  116.182%
    50        244.777%  277.388%   244.833%           90       115.177%   115.177%  115.177%
    51        237.768%  269.258%   237.808%           91       114.146%   114.146%  114.146%
    52        231.048%  261.433%   231.068%           92       113.058%   113.058%  113.058%
    53        224.616%  253.903%   224.616%           93       111.887%   111.887%  111.887%
    54        218.462%  246.649%   218.462%           94       110.625%   110.625%  110.625%
    55        212.574%  239.650%   212.574%           95       109.295%   109.295%  109.295%
    56        206.935%  232.883%   206.935%           96       107.982%   107.982%  107.982%
    57        201.529%  226.323%   201.529%           97       106.958%   106.958%  106.958%
    58        196.343%  219.953%   196.343%           98       106.034%   106.034%  106.034%
    59        191.366%  213.770%   191.366%           99       103.603%   103.603%  103.603%


                                                                        L-12958